Lease (Details) - Schedule of Maturity Analysis of Operating Leases Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Maturity Analysis of Operating Leases Liabilities [Abstract]
2024	$ 32,647
2025	97,541
2026	24,573
Total future undiscounted cash flow	154,761
Less: Discount on operating lease liabilities	(2,898)
Present value of operating lease liabilities	151,863
Less: Current portion of operating lease liabilities	(89,145)	$ (125,232)
Non-current portion of operating lease liabilities	$ 62,718	$ 99,485